Acquisitions (Schedule of Results of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Net sales	$ 612,138	$ 414,853	$ 179,762
Net income (loss)	(119,420)	(26,954)	8,491
MakerBot [Member]
Business Acquisition [Line Items]
Net sales		35,603
Net income (loss)		(5,306)
Objet [Member]
Business Acquisition [Line Items]
Net sales			19,098
Net income (loss)			$ (4,626)